Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9 (Detail) - USD ($) $ in Millions			12 Months Ended
		Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)	[1]		$ (118)	$ (131)	$ (38)
Total assets
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets		$ (251)
Recognition of ECL (IFRS 9)		(216)
Total financial assets measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		(32,131)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets		0
Recognition of ECL (IFRS 9)		(282)
Cash and balances at central banks
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)		0
Loans and advances to banks
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		(17)
Recognition of ECL (IFRS 9)		(3)
Receivables from securities financing transactions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		(5,085)
Recognition of ECL (IFRS 9)		(2)
Cash collateral receivables on derivative instruments
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)		0
Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		(8,024)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets		0
Recognition of ECL (IFRS 9)		(241)
Other financial assets measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		(19,004)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets		0
Recognition of ECL (IFRS 9)		(36)
Total financial assets measured at fair value through profit or loss
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		34,090
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets		(310)
Financial assets at fair value held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		(11,135)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets		(16)
Brokerage receivables mandatorily measured at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		24,403
Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		20,822
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets		(295)
Financial assets measured at fair value through other comprehensive income
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		(1,960)
Deferred tax assets
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets		59
Recognition of ECL (IFRS 9)		66
Liabilities
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)		76
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Liabilities		50
Total financial liabilities measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Liabilities		(41,030)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Liabilities		(4)
Payables from securities financing transactions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Liabilities		(5,212)
Customer deposits
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Liabilities		(5,404)
Other financial liabilities measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Liabilities		(30,413)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Liabilities		(4)
Total financial liabilities measured at fair value through profit or loss
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Liabilities		41,030
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Liabilities		54
Derivative financial liabilities
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Liabilities		59
Brokerage payable designated at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Liabilities		35,818
Other financial liabilities designated at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Liabilities		5,212
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Liabilities		(5)
Provisions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)		76
Total equity
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)		(291)
Reclassification (of IAS 39 carrying amounts), Equity		0
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Equity		(300)
Total equity attributable to shareholders
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)		(291)
Reclassification (of IAS 39 carrying amounts), Equity		0
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Equity		(300)
Retained earnings
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)		(291)
Reclassification (of IAS 39 carrying amounts), Equity		74
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Equity		(300)
Other comprehensive income recognized directly in equity, net of tax
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Equity		(74)
Total liabilities and equity
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)		(216)
Reclassification (of IAS 39 carrying amounts), Equity		0
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Equity		(251)
UBS AG [Member]
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)	[1]		$ (117)	$ (131)	$ (38)
UBS AG [Member] | Total assets
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets		(251)
Recognition of ECL (IFRS 9)		(216)
UBS AG [Member] | Total financial assets measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		(32,131)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets		0
Recognition of ECL (IFRS 9)		(282)
UBS AG [Member] | Cash and balances at central banks
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)		0
UBS AG [Member] | Loans and advances to banks
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		(17)
Recognition of ECL (IFRS 9)		(3)
UBS AG [Member] | Receivables from securities financing transactions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		(5,085)
Recognition of ECL (IFRS 9)		(2)
UBS AG [Member] | Cash collateral receivables on derivative instruments
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)		0
UBS AG [Member] | Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		(8,024)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets		0
Recognition of ECL (IFRS 9)		(241)
UBS AG [Member] | Other financial assets measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		(19,004)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets		0
Recognition of ECL (IFRS 9)		(36)
UBS AG [Member] | Total financial assets measured at fair value through profit or loss
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		34,090
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets		(310)
UBS AG [Member] | Financial assets at fair value held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		(11,135)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets		(16)
UBS AG [Member] | Brokerage receivables mandatorily measured at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		24,403
UBS AG [Member] | Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		20,822
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets		(295)
UBS AG [Member] | Financial assets measured at fair value through other comprehensive income
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets		(1,960)
UBS AG [Member] | Deferred tax assets
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets		59
Recognition of ECL (IFRS 9)		66
UBS AG [Member] | Liabilities
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)		76
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Liabilities		50
UBS AG [Member] | Total financial liabilities measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Liabilities		(41,030)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Liabilities		(4)
UBS AG [Member] | Payables from securities financing transactions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Liabilities		(5,212)
UBS AG [Member] | Customer deposits
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Liabilities		(5,404)
UBS AG [Member] | Other financial liabilities measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Liabilities		(30,413)
UBS AG [Member] | Total financial liabilities measured at fair value through profit or loss
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Liabilities		41,030
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Liabilities		54
UBS AG [Member] | Derivative financial liabilities
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Liabilities		59
UBS AG [Member] | Brokerage payable designated at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Liabilities		35,818
UBS AG [Member] | Other financial liabilities designated at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Liabilities		5,212
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Liabilities		(5)
UBS AG [Member] | Provisions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)		76
UBS AG [Member] | Total equity
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)		(291)
Reclassification (of IAS 39 carrying amounts), Equity		0
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Equity		(300)
UBS AG [Member] | Total equity attributable to shareholders
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)		(291)
Reclassification (of IAS 39 carrying amounts), Equity		0
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Equity		(300)
UBS AG [Member] | Retained earnings
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)		(291)
Reclassification (of IAS 39 carrying amounts), Equity		74
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Equity		(300)
UBS AG [Member] | Other comprehensive income recognized directly in equity, net of tax
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Equity		(74)
UBS AG [Member] | Total liabilities and equity
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)		(216)
Reclassification (of IAS 39 carrying amounts), Equity		0
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Equity		$ (251)

[1]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes